Income taxes	9 Months Ended
Sep. 30, 2026
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
The income tax expense for the interim period has been recognized based on management’s best estimate of the weighted average annual effective tax rate expected for the full fiscal year ending December 31, 2026. Separately, management estimates that the weighted average annual effective tax rate for the nine months ended September 30, 2026 is 25.4%, compared to 24.9% for the nine months ended September 30, 2025.